Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the period	$ (160,788)	$ (107,780)	$ 105,977	$ 78,631	$ (8,519)
Net loss (income) from discontinued operations	(158)	(4,159)	400	2,030	(1,141)
Net income (loss) for the period from continuing operation	(160,630)	(111,939)	106,377	76,601	(7,378)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Amortization and Depreciation		438	323	4
Stock-based compensation	6	1,907	178	18,826	230
Interest earned on marketable securities held in Trust Account		(3,110)		(278)
Employee extermination		(14)
Deferred taxes		(162)
Interest on loans		(151)
Gain on sale of subsidiary		(1,744)
Loss/ gain on marketable securities		3,705		(301)
Change in fair value – convertible note embedded derivative		(234)	(588)
Change in fair value - stock purchase warrant liabilities		102,231	(109,406)
Changes in lease assets and lease liabilities		(38)		(151)
Changes in operating assets and liabilities:
Trade receivables		(255)
Other current assets	136	(153)	(444)	(264)	(236)
Due from related parties			(132)
Inventory		(916)
Accounts payable	70	597	28	30
Due to affiliates			87		2,919
Interest payable - related parties	21	629	51	(34)	44
Accrued expenses and other current liabilities	2,861	(686)	545	760	2,935
Amortization of debt discount	414				316
Loss on extinguishment of vendor obligations	278				289
Gain on extinguishment of vendor obligations					(211)
Gain on extinguishment of affiliates liabilities due to					(192)
Impairment loss				4,344	391
Gain on deconsolidation	(64)
Loss on extinguishment of convertible notes payable				7,080
Shares and warrants issued in connection with JV agreement				2,817
Shares issued as part of settlement agreement				157
Shares issued as penalty for filing				300
Shares issued as commitment for ELOC agreement				1,250
Day one loss on stock purchase warrants issued in connection with private placement	13,533			13,435
Change in fair value - stock purchase warrant liabilities	663			(130,135)
Change in fair value of liability-classified stock purchase warrants	140,585			(588)
Change in fair value of derivative liabilities	625
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified	46
Net cash used in operating activities – continuing operations	(1,456)	(9,895)	(2,981)	(6,147)	(893)
Net cash used in operating activities – discontinuing operations	1,116	104	287	(51)	(2,925)
Net cash used in operating activities	(340)	(9,791)	(2,694)	(6,198)	(3,818)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash used in purchase of subsidiaries		(4,476)
Short term deposit		(52)
Deconsolidation of subsidiary		(1,112)
Proceeds from sales short term securities		239
Cash provided by purchase of subsidiaries		1,138		449
Payment on property and equipment		(180)	(15)	(31)
Advance to target of planned acquisition	(1,000)		(1,500)	(3,500)
Proceeds from sale of investment	64
Investment in short term securities				50
Loan granted				(2,351)
Investment of cash in Trust Account				(172,500)
Due to affiliates, net				(984)
Net cash used in investing activities – continuing operations	(936)			(178,867)
Net cash used in investing activities – discontinuing operations				(960)	133
Net cash used in investing activities	(936)	(4,443)	(1,515)	(179,827)	133
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on short term bank credit		(455)
Repayment of note payable		(2,543)	(78)
Payments of penalty – late registration			(800)
Proceeds from issuance of loans payable - related parties		535			1,354
Repayments of loans		(409)
Payment of liability to former shareholder of a subsidiary		(288)
Company's portion in investment of minority in subsidiary		440
Proceeds from issuance of ELOC		8,073
Proceeds from issuance of private placement, net		10,000
Business Combination, net of issuance costs					150
Proceeds from issuance of private placement and embedded derivative, net of issuance costs	9,135			9,225
Proceeds from sale of SPAC Units and Private Placement Units, net of issuance costs				172,854
Proceeds from issuance of common stock, net of issuance costs	478
Repayments on loans payable - related parties	(1,000)			(94)
Proceeds from issuance of convertible notes payable and embedded derivative, net of issuance costs	450
Proceeds from issuance of convertible notes payable and stock purchase warrants, net of issuance costs					996
Proceeds from issuance of note payable and stock purchase warrants					78
Net cash provided by financing activities – continuing operations	9,063			181,985	2,578
Net cash provided by financing activities – discontinuing operations					422
Net cash provided by (used in) financing activities	9,063	15,353	(878)	181,985	3,000
Effect of exchange rate changes on cash and cash equivalents – continuing operations	36		(4)	95	29
Effect of exchange rate changes on cash and cash equivalents – discontinuing operations			107	34
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	7,823	1,119	(4,984)	(3,911)	(656)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	35	3,947	7,858	7,858	691
CASH, CASH EQUIVALENTS, RESTRICTED CASH INCLUDING CASH FROM HELD FOR SELL COMPANY AT END OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	7,858	5,066	2,874	3,947	35
LESS CASH FROM DISCONTINUED OPERATIONS	960		1,354		35
CASH, CASH EQUIVALENTS, RESTRICTED CASH INCLUDING CASH FROM DISCONTINUED OPERATIONS AT END OF PERIOD FROM CONTINUING OPERATIONS	6,898	5,066	1,520	3,947
Supplemental disclosure of cash flow information:
Cash paid for: Interest			6		1
Non-cash transactions:
Investment in investee		2,354
Fair value of pre-funded warrants exercised			3,056	31,919
Fair value of the derivative liability extinguished from conversion of convertible note			260	260
Fair value of common stock issued in connection with settlement agreement			158
Fair value of common stock issued in connection with conversion of convertible note			521	1,532
Exercise of Warrants		17,758
Initial recognition of operating lease liability and a corresponding right-of- use asset		31		695
Convert outstanding balance (in Dollars)		2,439
Conversion of note receivable into shares of Nimbus		3,153
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest					613
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock					(343)
Issuance of common stock to settle due to affiliates					6,627
Capital reduction on settlement of due to affiliates through issuance of common stock					(3,900)
Issuance of common stock to settle accrued expenses and other current liabilities	760				1,880
Settlement of due to affiliates through issuance of loan payable – related parties					1,213
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock					213
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant					1,802
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest					38
Settlement of loans payable – related parties through exchange of due from affiliates					12
Fair value of the stock purchase warrants issued in connection with the private placement agreement	23,239
Issuance of common stock issued as compensation for services	1,364
Issuance of common stock issued to settle Exit and Settlement Agreement	325
Issuance of common stock issued as compensation to board of directors	959
Fair value of derivative liability embedded within convertible note payable	(848)
Fair value of liability-classified warrants issued in connection with conversion of convertible notes	(663)
Settlement of convertible notes payable through issuance of common stock	771
Fair value of stock purchase warrants reclassified from equity-classified to liability-classified	(283)
Issuance of common stock for digital assets purchased				4,360
Share issued to cover subsidiary’s liabilities				509
Offering costs included in accrued offering costs				76
Cash provided by purchase of subsidiaries consolidated for the first time:
Working capital (excluding cash and cash equivalents)		(16,028)
Long terms assets		7,723
Intangible assets		5,182
Goodwill		91,358
Intangible assets held for sale		905
Long terms liabilities				(887)
Other		139
Non-controlling interest		(635)
Issuance of common stock and warrants		(70,549)
Deferred considerations				(14,103)
Net cash provided by the purchase of subsidiaries consolidated for the first time		(1,138)
Subsidiaries Deconsolidation:
Working capital (excluding cash and cash equivalents)		120
Investment in investee		(452)
Tangible assets		1
loan from the Company		1,327
Non-controlling interest		116
Net cash derived from deconsolidation of subsidiary		1,112
Previously Reported
Cash provided by purchase of subsidiaries consolidated for the first time:
Working capital (excluding cash and cash equivalents)				(858)
Long terms assets				323
Intangible assets				7,388
Goodwill				7,688
Long terms liabilities		$ (19,233)
Net cash provided by the purchase of subsidiaries consolidated for the first time				$ (449)